Summary of Significant Accounting Policies - Schedule of Reconciliation of Changes In Stockholders' Equity (Deficit) Related Business Combination (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Plus: restricted cash - Forward Share Purchase Agreement	$ 4,551,750
Less: fair value of private warrants	(450,000)
Less: derivative liability on Forward Share Purchase Agreement	$ (80,110)
Total		$ 128,161
Recapitalization
Summary of Significant Accounting Policies (Details) [Line Items]
Cash - Ignyte trust and cash, net of redemptions and PIPE proceeds		13,766
Plus: restricted cash - Forward Share Purchase Agreement		4,551,750
Less: fair value of private warrants		(450,000)
Less: derivative liability on Forward Share Purchase Agreement		(80,110)
Less: transaction costs allocated to the Company's equity		(3,907,245)
Total		$ 128,161